SHAREHOLDERS' EQUITY - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	€ 56,922	€ 71,632
Balance	40,896	56,922
Foreign currency translation adjustment
Balance	(4,451)	(3,973)
Net current-period other comprehensive income (loss)	(495)	(478)
Balance	(4,946)	(4,451)
Provision for retirement indemnities (net of tax)
Balance	(37)	144
Net current-period other comprehensive income (loss)	88	(180)
Balance	51	(37)
Other comprehensive income (loss)
Balance	(4,487)	(3,829)
Net current-period other comprehensive income (loss)	(407)	(658)
Balance	€ (4,894)	€ (4,487)